UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/13

Item 1.	Schedule of Investments

Elfun Diversified Fund

Schedule of Investments (dollars in thousands)—March 31, 2013 (Unaudited)

Domestic Equity—38.0% †	Number of Shares	Fair Value
Advertising—0.3%
Omnicom Group Inc.	9,651	$568
The Interpublic Group of Companies Inc.	2,462	32
		600

Aerospace & Defense—0.7%
Honeywell International Inc.	15,874	1,196
The Boeing Co.	4,924	423
		1,619

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	15,442	521

Air Freight & Logistics—0.9%
United Parcel Service Inc.	23,212	1,994

Application Software—0.3%
Intuit Inc.	9,363	615

Asset Management & Custody Banks—1.3%
Ameriprise Financial Inc.	12,076	890
Franklin Resources Inc.	990	149
Invesco Ltd.	33,255	963
State Street Corp.	14,280	844	(e)
		2,846

Automobile Manufacturers—0.2%
Ford Motor Co.	26,589	350

Automotive Retail—0.1%
AutoZone Inc.	492	195	(a)

Biotechnology—1.0%
Amgen Inc.	9,355	959
Gilead Sciences Inc.	25,048	1,226	(a)
		2,185

Broadcasting—0.5%
CBS Corp.	4,924	230
Discovery Communications Inc.	12,876	895	(a)
		1,125

Cable & Satellite—1.1%
Comcast Corp.††	14,772	621
Comcast Corp.††	17,558	696
Liberty Global Inc.	15,802	1,085	(a)
		2,402

Casinos & Gaming—0.2%
Las Vegas Sands Corp.	8,779	495

Commodity Chemicals—0.3%
LyondellBasell Industries N.V.	8,619	546

Communications Equipment—2.1%
Cisco Systems Inc.	87,691	1,834
Qualcomm Inc.	42,430	2,840
		4,674

Computer Hardware—1.2%
Apple Inc.	6,037	2,672

Computer Storage & Peripherals—0.4%
EMC Corp.	38,586	921	(a)

Construction & Farm Machinery & Heavy Trucks—0.4%
Cummins Inc.	1,970	228
Deere & Co.	8,645	744
		972

Consumer Finance—0.4%
American Express Co.	14,302	965

Data Processing & Outsourced Services—1.1%
Paychex Inc.	27,627	969
The Western Union Co.	22,236	334
Visa Inc.	6,672	1,133
		2,436

Department Stores—0.1%
Macy’s Inc.	7,386	309

Distributors—0.1%
Genuine Parts Co.	3,214	251

Diversified Chemicals—0.3%
EI du Pont de Nemours & Co.	3,193	157
PPG Industries Inc.	2,873	385
		542

Diversified Financial Services—1.5%
Citigroup Inc.	19,345	856
JPMorgan Chase & Co.	17,093	811
Wells Fargo & Co.	43,363	1,604
		3,271

Drug Retail—0.2%
CVS Caremark Corp.	8,075	444

Electric Utilities—0.3%
NextEra Energy Inc.	4,431	344
The Southern Co.	7,822	367
		711

Electrical Components & Equipment—0.3%
Eaton Corp PLC	11,122	681

Fertilizers & Agricultural Chemicals—0.5%
Monsanto Co.	9,364	989

General Merchandise Stores—0.1%
Target Corp.	4,185	286

Healthcare Distributors—0.1%
Cardinal Health Inc.	7,090	295

Healthcare Equipment—1.3%
Covidien PLC	31,151	2,114
Medtronic Inc.	13,294	624
Stryker Corp.	2,068	135
		2,873

Healthcare Services—0.6%
Express Scripts Holding Co.	22,046	1,271	(a)

Healthcare Supplies—0.2%
DENTSPLY International Inc.	9,947	422

Home Building—0.0%*
MDC Holdings Inc.	2,195	80

Home Improvement Retail—0.9%
Lowe’s Companies Inc.	40,176	1,524
The Home Depot Inc.	5,188	362
		1,886

Household Products—0.4%
Kimberly-Clark Corp.	4,159	407
The Clorox Co.	5,547	491
		898

Independent Power Producers & Energy Traders—0.2%
AES Corp.	14,772	186
Calpine Corp.	15,362	316	(a)
		502

Industrial Gases—0.1%
Praxair Inc.	2,484	277

Industrial Machinery—0.6%
Dover Corp.	18,264	1,331

Integrated Oil & Gas—1.3%
Chevron Corp.	13,537	1,609
Exxon Mobil Corp.	4,235	382
Hess Corp.	4,382	314
Occidental Petroleum Corp.	7,411	580
		2,885

Integrated Telecommunication Services—0.5%
AT&T Inc.	17,371	638
Verizon Communications Inc.	7,619	374
		1,012

Internet Retail—0.2%
Amazon.com Inc.	1,639	437	(a)

Internet Software & Services—1.0%
eBay Inc.	21,771	1,180	(a)
Google Inc.	1,334	1,060	(a)
		2,240

Investment Banking & Brokerage—0.3%
The Charles Schwab Corp.	5,269	93
The Goldman Sachs Group Inc.	4,448	655
		748

IT Consulting & Other Services—0.5%
International Business Machines Corp.	5,168	1,102	(h)

Life & Health Insurance—0.2%
Prudential Financial Inc.	7,424	438

Life Sciences Tools & Services—0.3%
Agilent Technologies Inc.	9,848	413
PerkinElmer Inc.	8,863	298
		711

Managed Healthcare—0.1%
UnitedHealth Group Inc.	4,256	243

Movies & Entertainment—0.5%
The Walt Disney Co.	1,231	70
Time Warner Inc.	18,190	1,048
		1,118

Multi-Line Insurance—0.3%
American International Group Inc.	18,514	719	(a)

Multi-Utilities—0.2%
Dominion Resources Inc.	6,496	378

Oil & Gas Equipment & Services—1.2%
Halliburton Co.	13,787	557
Schlumberger Ltd.	26,169	1,960
		2,517

Oil & Gas Exploration & Production—0.8%
Anadarko Petroleum Corp.	12,566	1,099
Marathon Oil Corp.	21,438	723
		1,822

Packaged Foods & Meats—0.6%
Kraft Foods Group Inc.	4,291	221
Mondelez International Inc.	35,375	1,083
		1,304

Pharmaceuticals—2.1%
Bristol-Myers Squibb Co.	14,287	588
Johnson & Johnson	25,027	2,041
Merck & Company Inc.	5,986	265
Pfizer Inc.	60,247	1,738
		4,632

Property & Casualty Insurance—0.6%
ACE Ltd.	10,039	893
The Travelers Companies Inc.	3,991	336
		1,229

Railroads—0.4%
CSX Corp.	16,938	417
Union Pacific Corp.	3,119	444
		861

Regional Banks—0.3%
Regions Financial Corp.	71,396	585

Research & Consulting Services—0.1%
Nielsen Holdings N.V.	4,284	153

Restaurants—0.3%
Darden Restaurants Inc.	4,789	247
McDonald’s Corp.	3,664	365
		612

Retail REITs—0.1%
Simon Property Group Inc.	1,832	290

Semiconductors—0.6%
Altera Corp.	6,401	227
Analog Devices Inc.	3,693	172
Intel Corp.	14,766	323
Microchip Technology Inc.	5,787	213
Texas Instruments Inc.	10,711	380
		1,315

Soft Drinks—1.4%
Coca-Cola Enterprises Inc.	13,787	509
PepsiCo Inc.	32,205	2,548
		3,057

Specialized Finance—0.7%
CME Group Inc.	23,357	1,434

Specialized REITs—0.6%
American Tower Corp.	8,779	675
HCP Inc.	4,990	249
Public Storage	599	91
Rayonier Inc.	3,565	213
		1,228

Specialty Stores—0.3%
Dick’s Sporting Goods Inc.	13,694	648

Steel—0.1%
Allegheny Technologies Inc.	7,632	242

Systems Software—1.5%
Microsoft Corp.	76,379	2,185	(h)
Oracle Corp.	34,175	1,105
		3,290

Tobacco—0.3%
Altria Group Inc.	4,988	172
Philip Morris International Inc.	5,524	512
		684

Water Utilities—0.1%
American Water Works Company Inc.	4,357	181

Total Domestic Equity
(Cost $68,007)		83,567

Foreign Equity—18.1%

Advertising—0.2%
WPP PLC	32,095	511

Aerospace & Defense—0.4%
European Aeronautic Defence and Space Company N.V.	2,295	117
Safran S.A.	17,564	785
		902

Apparel, Accessories & Luxury Goods—0.5%
Luxottica Group S.p.A.	11,298	567
LVMH Moet Hennessy Louis Vuitton S.A.	1,971	339
The Swatch Group AG	523	305
		1,211

Application Software—0.4%
SAP AG	10,501	843

Automobile Manufacturers—0.5%
Toyota Motor Corp.	23,130	1,187

Biotechnology—0.2%
CSL Ltd.	6,675	412

Brewers—0.2%
Anheuser-Busch InBev N.V.	3,983	395

Building Products—0.2%
Assa Abloy AB	10,200	417

Communications Equipment—0.3%
Telefonaktiebolaget LM Ericsson	47,661	595

Construction & Engineering—0.1%
JGC Corp.	7,998	205

Construction & Farm Machinery & Heavy Trucks—0.2%
Kubota Corp.	32,000	462

Construction Materials—0.3%
HeidelbergCement AG	8,916	642

Distillers & Vintners—0.5%
Diageo PLC	27,846	877
Diageo PLC ADR	2,434	306
		1,183

Diversified Banks—0.7%
Bangkok Bank PCL	15,000	114
Barclays PLC	137,771	609
Intesa Sanpaolo S.p.A.	89,918	132
Mitsubishi UFJ Financial Group Inc.	114,200	685	(a)
		1,540

Diversified Capital Markets—0.2%
Deutsche Bank AG	9,541	373

Diversified Financial Services—1.3%
BNP Paribas S.A.	12,109	623
HSBC Holdings PLC	89,322	953
ICICI Bank Ltd.	10,093	195
ING Groep N.V.	64,405	458	(a)
Standard Chartered PLC	25,923	671
		2,900

Diversified Metals & Mining—0.5%
BHP Billiton PLC	18,278	531
Rio Tinto PLC	10,166	476
		1,007

Diversified Real Estate Activities—0.4%
Daito Trust Construction Company Ltd.	2,500	214
Mitsubishi Estate Company Ltd.	24,000	677
		891

Diversified Support Services—0.3%
Aggreko PLC	8,449	229
Brambles Ltd.	52,185	461
		690

Electric Utilities—0.0%*
Power Grid Corporation of India Ltd.	57,107	111

Electrical Components & Equipment—0.0%*
Schneider Electric S.A.	1,318	96

Electronic Components—0.1%
Murata Manufacturing Company Ltd.	2,000	151

Electronic Equipment & Instruments—0.2%
Hexagon AB	13,146	359

Fertilizers & Agricultural Chemicals—0.4%
Potash Corporation of Saskatchewan Inc.	7,409	291
Syngenta AG	1,531	640
		931

Healthcare Services—0.2%
Fresenius SE & Company KGaA	4,055	501

Healthcare Supplies—0.2%
Cie Generale d’Optique Essilor International S.A.	4,529	505

Heavy Electrical Equipment—0.1%
ABB Ltd. ADR	9,700	221

Household Products—0.5%
Svenska Cellulosa AB	12,478	322	(a)
Unicharm Corp.	12,010	686
		1,008

Human Resource & Employment Services—0.2%
Capita PLC	29,913	408

Industrial Conglomerates—0.1%
Siemens AG	2,153	232

Industrial Gases—0.4%
Linde AG	5,013	934

Industrial Machinery—0.6%
Alfa Laval AB	12,669	292
FANUC Corp.	2,900	444
Mitsubishi Heavy Industries Ltd.	41,000	236
Vallourec S.A.	7,086	341
		1,313

Integrated Oil & Gas—0.8%
BG Group PLC	15,586	267
Cenovus Energy Inc.	5,447	169
Eni S.p.A.	8,967	202
Royal Dutch Shell PLC	18,571	600
Royal Dutch Shell PLC ADR	5,587	364
Total S.A.	4,785	230
		1,832

Internet Software & Services—0.5%
Baidu Inc. ADR	12,425	1,090	(a)

IT Consulting & Other Services—0.1%
Cap Gemini S.A.	3,623	165

Life & Health Insurance—0.8%
AIA Group Ltd.	209,074	913
Prudential PLC	39,949	646
Sony Financial Holdings Inc.	14,100	210
		1,769

Multi-Line Insurance—0.4%
AXA S.A.	20,624	355
Zurich Insurance Group AG	1,531	427
		782

Multi-Utilities—0.2%
National Grid PLC	44,325	515

Oil & Gas Equipment & Services—0.2%
Subsea 7 S.A.	20,802	487

Packaged Foods & Meats—0.6%
Nestle S.A.	13,606	986
Unilever N.V.	8,969	368
		1,354

Pharmaceuticals—1.6%
Astellas Pharma Inc.		7,200	387
Bayer AG		4,514	466
GlaxoSmithKline PLC		25,578	598
GlaxoSmithKline PLC ADR		6,186	290
Novartis AG		4,103	292
Novartis AG ADR		9,761	696
Roche Holding AG		3,161	738
			3,467

Property & Casualty Insurance—0.3%
Tokio Marine Holdings Inc.		21,400	615	(a)

Regional Banks—0.1%
The Bank of Yokohama Ltd.		54,600	316

Research & Consulting Services—0.2%
Experian PLC		13,987	242
Intertek Group PLC		3,385	174
			416

Semiconductors—0.6%
Samsung Electronics Company Ltd.		454	616
Taiwan Semiconductor Manufacturing Company Ltd.		195,484	654
Taiwan Semiconductor Manufacturing Company Ltd. ADR		699	12
			1,282

Tires & Rubber—0.4%
Bridgestone Corp.		23,600	791

Trading Companies & Distributors—0.1%
Mitsui & Company Ltd.		11,500	161

Wireless Telecommunication Services—0.6%
Softbank Corp.		15,600	717
Vodafone Group PLC		198,155	561
			1,278

Total Common Stock
(Cost $34,293)			39,456

Preferred Stock—0.2%

Automobile Manufacturers—0.2%
Volkswagen AG		2,513	500

Total Foreign Equity
(Cost $34,746)			39,956

		Principal Amount	Fair Value
Bonds and Notes—29.6%

U.S. Treasuries—7.4%
U.S. Treasury Bonds
2.75%	11/15/42	$1,579	$1,463
3.00%	05/15/42	2,260	2,212	(h)
U.S. Treasury Notes
0.20%	07/31/14	1,916	1,914	(d,h)
0.22%	10/31/14 - 12/31/14	3,092	3,092	(d,h)
0.54%	02/28/17	4,146	4,199	(d,h)
0.67%	09/30/17	2,233	2,229	(d,h)
0.74%	01/31/18	1,117	1,125	(d)
1.63%	11/15/22	132	130
			16,364

Agency Mortgage Backed—8.7%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	394	410
4.50%	06/01/33 - 02/01/35	10	10	(h)
5.00%	07/01/35 - 06/01/41	381	424	(h)
5.50%	05/01/20 - 04/01/39	142	157	(h)
6.00%	04/01/17 - 11/01/37	333	373	(h)
6.50%	11/01/28 - 07/01/29	10	11	(h)
7.00%	10/01/16 - 08/01/36	39	45	(h)
7.50%	08/01/31 - 09/01/33	2	2	(h)
8.00%	07/01/26 - 11/01/30	5	6	(h)
8.50%	04/01/30	11	13	(h)
Federal National Mortgage Assoc.
2.72%	04/01/37	1	1	(i)
4.00%	05/01/19 - 03/01/41	659	704	(h)
4.50%	05/01/18 - 04/01/41	2,454	2,645	(h)
5.00%	07/01/20 - 06/01/41	746	833	(h)
5.50%	04/01/14 - 01/01/39	755	831	(h)
6.00%	02/01/14 - 08/01/35	387	435	(h)
6.50%	12/01/14 - 08/01/36	84	94	(h)
7.00%	01/01/16 - 12/01/33	7	6	(h)
7.50%	09/01/13 - 03/01/34	16	17	(h)
8.00%	11/01/14 - 01/01/33	20	23	(h)
9.00%	12/01/17 - 12/01/22	6	7	(h)
3.00%	TBA	2,620	2,702	(c)
3.50%	TBA	1,785	1,885	(c)
4.00%	TBA	835	890	(c)
4.50%	TBA	594	640	(c)
5.00%	TBA	485	525	(c)
6.00%	TBA	1,650	1,807	(c)
6.50%	TBA	490	545	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 03/20/41	597	660	(h)
5.00%	08/15/33	22	24	(h)
6.00%	04/15/30 - 09/15/36	22	25	(h)
6.50%	04/15/28 - 07/15/36	26	30	(h)
7.00%	04/15/28 - 10/15/36	15	17	(h)
7.50%	07/15/23 - 04/15/28	17	18	(h)
8.00%	05/15/30	1	1	(h)
8.50%	10/15/17	11	11	(h)
9.00%	11/15/16 - 12/15/21	12	14	(h)
3.00%	TBA	295	308	(c)
3.50%	TBA	230	246	(c)
4.00%	TBA	1,035	1,124	(c)
5.00%	TBA	492	535	(c)
5.50%	TBA	50	55	(c)
			19,109

Agency Collateralized Mortgage Obligations—0.3%
Collateralized Mortgage Obligation Trust
0.89%	11/01/18	1	1	(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	286	2	(g,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	382	31	(g,n)
4.50%	02/15/18 - 03/15/18	25	1	(g,h,n)
5.00%	05/15/18 - 10/15/18	23	1	(g,h,n)
5.50%	06/15/33	23	3	(g,h,n)
6.40%	08/15/25	182	23	(g,i)

7.50%	07/15/27	15	3	(g,h,n)
8.00%	04/15/20	—	—	**(h)
Federal Home Loan Mortgage Corp. STRIPS
3.34%	08/01/27	1	1	(d,f,h)
8.00%	02/01/23 - 07/01/24	3	—	**(g,h,n)
Federal National Mortgage Assoc. REMIC
1.24%	12/25/42	68	2	(g,h)
3.50%	08/25/42 - 10/15/42	1,298	177	(g,n)
3.87%	12/25/22	1	1	(d,f,h)
4.00%	03/25/43	198	26	(g,n)
4.50%	05/25/18	—	—	**(g,h,n)
5.00%	10/25/22 - 09/25/40	298	32	(g,h,n)
5.80%	07/25/38	78	10	(g,i)
5.85%	11/25/40	700	134	(g,i)
7.30%	05/25/18	158	17	(g,h,i)
8.00%	05/25/22	—	—	**(g,h,n)
Federal National Mortgage Assoc. STRIPS
4.50%	08/01/35 - 01/01/36	70	8	(g,h,n)
5.00%	03/25/38 - 05/25/38	43	5	(g,n)
5.50%	12/01/33	11	1	(g,n)
6.00%	01/01/35	29	5	(g,h,n)
7.50%	11/01/23	28	5	(g,h,n)
8.00%	08/01/23 - 07/01/24	6	1	(g,h,n)
8.50%	03/01/17 - 07/25/22	2	—	**(g,h,n)
9.00%	05/25/22	1	—	**(g,h,n)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	436	46	(g,n)
5.00%	12/20/35 - 09/20/38	321	27	(g,n)
5.95%	05/20/40	209	34	(g,i)
5.97%	05/20/40	372	63	(g,i)
6.40%	12/20/39	360	53	(g,i)
			713

Asset Backed—0.0%*
Ford Credit Auto Lease Trust
1.28%	06/15/16	30	30

Corporate Notes—10.8%
ABB Finance USA Inc.
1.63%	05/08/17	76	77
AbbVie Inc.
1.20%	11/06/15	102	103	(b)
1.75%	11/06/17	68	69	(b)
2.00%	11/06/18	83	84	(b)
2.90%	11/06/22	38	38	(b)
AES Corp.
8.00%	10/15/17	6	7	(h)
AES Panama S.A.
6.35%	12/21/16	43	47	(b,h)
Aetna Inc.
1.50%	11/15/17	66	66
Agilent Technologies Inc.
5.50%	09/14/15	58	64	(h)
Agrium Inc.
3.15%	10/01/22	55	53
Alliance One International Inc.
10.00%	07/15/16	148	156
Amazon.com Inc.
1.20%	11/29/17	68	68
2.50%	11/29/22	78	76

America Movil SAB de C.V.
2.38%	09/08/16	200	206	(h)
American Axle & Manufacturing Inc.
6.25%	03/15/21	30	31
American Express Credit Corp.
1.75%	06/12/15	48	49	(h)
American Honda Finance Corp.
1.60%	02/16/18	200	202	(b)
American International Group Inc.
4.88%	06/01/22	104	118
American Tower Corp. (REIT)
3.50%	01/31/23	56	56
American Tower Trust I (REIT)
1.55%	03/15/43	117	117	(b)
Amgen Inc.
5.38%	05/15/43	74	82	(h)
Amsted Industries Inc.
8.13%	03/15/18	38	41	(b,h)
Anadarko Petroleum Corp.
6.20%	03/15/40	65	79
Anheuser-Busch InBev Finance Inc.
2.63%	01/17/23	113	112
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	70	69
5.38%	11/15/14	43	46	(h)
Archer-Daniels-Midland Co.
4.02%	04/16/43	49	47
Arizona Public Service Co.
6.25%	08/01/16	59	69	(h)
Ashland Inc.
3.00%	03/15/16	74	75	(b)
3.88%	04/15/18	71	72	(b)
AT&T Inc.
0.77%	02/13/15	70	70	(d,h)
2.95%	05/15/16	97	103	(h)
4.35%	06/15/45	132	123	(b)
5.55%	08/15/41	22	24	(h)
Autodesk Inc.
1.95%	12/15/17	80	79
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	100	103	(b,h)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	100	106	(b,h)
Bank of America Corp.
2.00%	01/11/18	143	142
3.30%	01/11/23	138	136
3.88%	03/22/17	77	83
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	75	76	(h)
3.00%	05/15/22	49	50	(h)
Berkshire Hathaway Inc.
1.55%	02/09/18	76	77
4.50%	02/11/43	76	77
Bombardier Inc.
4.25%	01/15/16	29	30	(b)
5.75%	03/15/22	8	8	(b)
7.75%	03/15/20	354	407	(b,h)

BP Capital Markets PLC
2.25%	11/01/16	30	31	(h)
2.50%	11/06/22	171	166
Caixa Economica Federal
2.38%	11/06/17	150	146
Calpine Corp.
7.25%	10/15/17	7	7	(b,h)
Cardinal Health Inc.
1.70%	03/15/18	55	55
4.60%	03/15/43	27	26
Cargill Inc.
6.00%	11/27/17	1	1	(b,h)
Carnival Corp.
1.20%	02/05/16	76	76
Case New Holland Inc.
7.88%	12/01/17	40	47	(h)
Caterpillar Financial Services Corp.
1.25%	11/06/17	48	48
Caterpillar Inc.
1.50%	06/26/17	84	85
Catholic Health Initiatives
2.95%	11/01/22	37	37
4.35%	11/01/42	24	24
CCO Holdings LLC
8.13%	04/30/20	61	68	(h)
Cedar Fair LP
5.25%	03/15/21	30	30	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	60	63	(b,h)
Chesapeake Energy Corp.
3.25%	03/15/16	45	46
Cigna Corp.
2.75%	11/15/16	69	73	(h)
4.00%	02/15/22	106	115
5.38%	02/15/42	42	47	(h)
Cincinnati Bell Inc.
8.25%	10/15/17	65	69
Citigroup Inc.
1.25%	01/15/16	73	73
4.05%	07/30/22	170	176
5.00%	09/15/14	127	133	(h)
CityCenter Holdings LLC
7.63%	01/15/16	86	92
CNA Financial Corp.
5.88%	08/15/20	60	71	(h)
CNH Capital LLC
3.88%	11/01/15	44	45
Comcast Corp.
2.85%	01/15/23	69	69
4.25%	01/15/33	37	37
4.50%	01/15/43	47	47
ConAgra Foods Inc.
1.90%	01/25/18	75	76
Constellation Brands Inc.
7.25%	09/01/16	74	84
Corp Andina de Fomento
4.38%	06/15/22	68	74
Corp Nacional del Cobre de Chile
4.25%	07/17/42	42	39	(b)
5.63%	09/21/35	12	13	(b,h)

COX Communications Inc.
3.25%	12/15/22	25	25	(b)
4.70%	12/15/42	17	17	(b)
Crown Castle Towers LLC
6.11%	01/15/40	55	67	(b,h)
CSX Corp.
4.25%	06/01/21	73	82	(h)
Daimler Finance North America LLC
1.88%	01/11/18	150	151	(b)
DaVita HealthCare Partners Inc.
5.75%	08/15/22	26	27
6.38%	11/01/18	68	72	(h)
DCP Midstream Operating LP
2.50%	12/01/17	37	38
3.88%	03/15/23	117	118
DDR Corp. (REIT)
4.63%	07/15/22	88	95
Delphi Corp.
5.00%	02/15/23	30	32
Denbury Resources Inc.
4.63%	07/15/23	153	148
6.38%	08/15/21	60	65	(h)
8.25%	02/15/20	34	38	(h)
DENTSPLY International Inc.
2.75%	08/15/16	50	52	(h)
4.13%	08/15/21	71	75	(h)
Diageo Capital PLC
1.50%	05/11/17	100	101	(h)
Diageo Investment Corp.
2.88%	05/11/22	105	106	(h)
DigitalGlobe Inc.
5.25%	02/01/21	73	73	(b)
DIRECTV Holdings LLC
4.75%	10/01/14	109	115	(h)
5.15%	03/15/42	49	47	(h)
Discovery Communications LLC
3.25%	04/01/23	39	40
4.88%	04/01/43	20	20
4.95%	05/15/42	23	24
Dominion Resources Inc.
1.95%	08/15/16	54	56	(h)
DPL Inc.
7.25%	10/15/21	75	80
DR Horton Inc.
4.38%	09/15/22	52	51
Duke Energy Corp.
1.63%	08/15/17	69	70
3.05%	08/15/22	161	164
Eastman Chemical Co.
2.40%	06/01/17	132	137	(h)
3.60%	08/15/22	38	39
eBay Inc.
1.35%	07/15/17	48	49
2.60%	07/15/22	45	45
4.00%	07/15/42	41	38
Ecopetrol S.A.
7.63%	07/23/19	28	35
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	14	16	(b,h)

Energy Transfer Equity LP
7.50%	10/15/20	51	59	(h)
Energy Transfer Partners LP
3.60%	02/01/23	110	109
6.50%	02/01/42	62	71	(h)
Enterprise Products Operating LLC
4.45%	02/15/43	49	47
European Investment Bank
0.38%	12/15/14	110	111	(d,h)
4.88%	01/17/17	150	173	(h)
Exelon Corp.
4.90%	06/15/15	111	120	(h)
Express Scripts Holding Co.
2.65%	02/15/17	70	73
3.13%	05/15/16	113	119	(h)
Flextronics International Ltd.
4.63%	02/15/20	30	30	(b)
Florida Power & Light Co.
4.13%	02/01/42	42	43
Ford Motor Co.
4.75%	01/15/43	31	29
Ford Motor Credit Company LLC
3.00%	06/12/17	200	205
Forest Oil Corp.
7.25%	06/15/19	68	68
Freeport-McMoRan Copper & Gold Inc.
2.38%	03/15/18	111	111	(b)
5.45%	03/15/43	78	77	(b)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	84	93	(b)
Frontier Communications Corp.
7.13%	03/15/19	71	77
Gazprom OAO Via Gaz Capital S.A.
6.21%	11/22/16	100	111	(b)
Genworth Financial Inc.
7.70%	06/15/20	35	41
Goldman Sachs Capital I
6.35%	02/15/34	43	45	(h)
Great Plains Energy Inc.
4.85%	06/01/21	80	89	(h)
GTL Trade Finance Inc.
7.25%	10/20/17	100	114
GXS Worldwide Inc.
9.75%	06/15/15	52	54
Hanesbrands Inc.
6.38%	12/15/20	110	120	(h)
Hartford Financial Services Group Inc.
6.63%	03/30/40	50	64
Hawk Acquisition Sub Inc.
4.25%	10/15/20	45	45	(b)
HCA Inc.
6.50%	02/15/20	119	134	(h)
Heineken N.V.
1.40%	10/01/17	68	68	(b)
Hewlett-Packard Co.
2.60%	09/15/17	75	76
6.00%	09/15/41	20	20
Hexion US Finance Corp.
6.63%	04/15/20	88	88	(b)

Host Hotels & Resorts LP (REIT)
3.75%	10/15/23	96	96
Hughes Satellite Systems Corp.
6.50%	06/15/19	49	54	(h)
Huntsman International LLC
4.88%	11/15/20	45	45	(b)
Hyundai Capital America
1.63%	10/02/15	68	68	(b)
2.13%	10/02/17	35	35	(b)
iGATE Corp.
9.00%	05/01/16	74	81
Imperial Tobacco Finance PLC
3.50%	02/11/23	200	202	(b)
Industry & Construction Bank St Petersburg OJSC Via
5.01%	09/29/15	100	102
ING US Inc.
2.90%	02/15/18	62	63	(b)
Intel Corp.
1.35%	12/15/17	68	68
2.70%	12/15/22	68	67
4.25%	12/15/42	34	33
Invesco Finance PLC
3.13%	11/30/22	107	109
Jabil Circuit Inc.
4.70%	09/15/22	12	12
Jefferies Group Inc.
5.13%	01/20/23	33	35
6.50%	01/20/43	26	28
John Deere Capital Corp.
3.15%	10/15/21	54	57	(h)
JPMorgan Chase & Co.
3.20%	01/25/23	232	232
KFW
2.00%	10/04/22	171	169
4.50%	07/16/18	102	120	(h)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	55	56
5.00%	08/15/42	19	19
Kinross Gold Corp.
6.88%	09/01/41	47	48
Korea National Oil Corp.
2.88%	11/09/15	100	104	(b,h)
Kraft Foods Group Inc.
1.63%	06/04/15	45	46
2.25%	06/05/17	74	77
5.00%	06/04/42	63	68
Kratos Defense & Security Solutions Inc.
10.00%	06/01/17	129	142
Lear Corp.
4.75%	01/15/23	73	71	(b)
Liberty Mutual Group Inc.
6.50%	05/01/42	36	41	(b)
Linn Energy LLC
6.25%	11/01/19	8	8	(b)
8.63%	04/15/20	56	62	(h)
Majapahit Holding BV
7.25%	06/28/17	100	116	(b)
Marathon Oil Corp.
2.80%	11/01/22	78	76

McDonald’s Corp.
1.88%	05/29/19	75	76	(h)
Medtronic Inc.
1.38%	04/01/18	79	79
4.00%	04/01/43	79	77
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	30	29
MetroPCS Wireless Inc.
6.25%	04/01/21	45	46	(b)
MidAmerican Energy Holdings Co.
6.13%	04/01/36	45	56	(h)
Morgan Stanley
3.75%	02/25/23	62	63
4.75%	03/22/17	50	55
4.88%	11/01/22	102	108
5.50%	07/28/21	71	81	(h)
Murphy Oil Corp.
2.50%	12/01/17	37	37
3.70%	12/01/22	68	66
Mylan Inc.
7.88%	07/15/20	23	27	(b,h)
National Australia Bank Ltd.
3.00%	01/20/23	250	248
NCL Corp Ltd.
5.00%	02/15/18	7	7	(b)
Newfield Exploration Co.
5.63%	07/01/24	10	10
5.75%	01/30/22	68	73	(h)
News America Inc.
6.65%	11/15/37	47	58	(h)
Nexen Inc.
6.40%	05/15/37	90	116
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	129	134	(h)
Nisource Finance Corp.
3.85%	02/15/23	62	64
Nomura Holdings Inc.
2.00%	09/13/16	117	117
Novartis Capital Corp.
2.40%	09/21/22	82	82
NYSE Euronext
2.00%	10/05/17	103	105
Oglethorpe Power Corp.
5.38%	11/01/40	30	34	(h)
Omnicom Group Inc.
3.63%	05/01/22	97	99	(h)
Oracle Corp.
1.20%	10/15/17	170	170
Pacific Gas & Electric Co.
6.05%	03/01/34	52	65	(h)
PacifiCorp
6.25%	10/15/37	57	76	(h)
Peabody Energy Corp.
6.25%	11/15/21	40	42
Petrobras International Finance Co.
2.88%	02/06/15	30	31	(h)
3.50%	02/06/17	94	97	(h)
3.88%	01/27/16	34	36	(h)

Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	79	86
Philip Morris International Inc.
2.50%	05/16/16	80	84	(h)
3.88%	08/21/42	34	32
4.13%	03/04/43	39	38
Plains Exploration & Production Co.
6.50%	11/15/20	37	41
PNC Bank NA
2.95%	01/30/23	250	249
Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	200	252
7.39%	12/02/24	100	134	(b,h)
Pride International Inc.
6.88%	08/15/20	42	53	(h)
Prudential Financial Inc.
5.20%	03/15/44	60	60
5.63%	05/12/41	38	43	(h)
5.63%	06/15/43	51	53	(i)
Range Resources Corp.
5.75%	06/01/21	68	73	(h)
Roche Holdings Inc.
6.00%	03/01/19	101	126	(b,h)
Rockies Express Pipeline LLC
3.90%	04/15/15	39	39	(b)
Rowan Companies Inc.
5.40%	12/01/42	45	45
Royal Bank of Canada
1.20%	09/19/17	103	103
Royal Bank of Scotland Group PLC
6.40%	10/21/19	37	44
RSI Home Products Inc.
6.88%	03/01/18	75	76	(b)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.75%	05/29/18	100	117	(b)
Russian Railways via RZD Capital PLC
5.74%	04/03/17	100	110
Sabine Pass Liquefaction LLC
5.63%	02/01/21	100	104	(b)
SCF Capital Ltd.
5.38%	10/27/17	200	207	(b)
Schlumberger Investment S.A.
2.40%	08/01/22	104	103	(b)
Seagate HDD Cayman
7.00%	11/01/21	8	9
Sealed Air Corp.
5.25%	04/01/23	33	33	(b)
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	100	108	(b,h)
Standard Chartered PLC
3.95%	01/11/23	200	199	(b)
Takeda Pharmaceutical Company Ltd.
1.63%	03/17/17	200	203	(b,h)
Talisman Energy Inc.
3.75%	02/01/21	39	41
6.25%	02/01/38	58	66
Teva Pharmaceutical Finance company BV
2.95%	12/18/22	59	59

Textron Inc.
6.20%	03/15/15	62	68	(h)
The ADT Corp.
2.25%	07/15/17	35	35	(b)
3.50%	07/15/22	47	47	(b)
4.88%	07/15/42	19	18	(b)
The Coca-Cola Co.
3.30%	09/01/21	88	95
The Dow Chemical Co.
4.38%	11/15/42	34	33
The Goldman Sachs Group Inc.
1.60%	11/23/15	66	67
2.38%	01/22/18	183	185
3.63%	01/22/23	88	89
6.75%	10/01/37	74	83
The Hertz Corp.
4.25%	04/01/18	52	53	(b)
The Korea Development Bank
3.25%	03/09/16	122	129	(h)
The McClatchy Co.
9.00%	12/15/22	75	81	(b)
The Potomac Edison Co.
5.35%	11/15/14	40	43	(h)
The Williams Companies Inc.
3.70%	01/15/23	111	110
Time Warner Cable Inc.
4.50%	09/15/42	49	45
Tops Holding Corp.
8.88%	12/15/17	74	81	(b)
Total Capital Canada Ltd.
1.45%	01/15/18	73	74
Total Capital International S.A.
1.55%	06/28/17	424	431	(h)
TransAlta Corp.
4.50%	11/15/22	68	69
Transocean Inc.
3.80%	10/15/22	19	19
6.50%	11/15/20	19	22
Turlock Corp.
1.50%	11/02/17	102	102	(b)
2.75%	11/02/22	137	136	(b)
U.S. Bancorp
3.44%	02/01/16	118	126
Unit Corp.
6.63%	05/15/21	73	76
United Parcel Service Inc.
2.45%	10/01/22	68	68
United Rentals North America Inc.
5.75%	07/15/18	74	80
United Technologies Corp.
4.50%	06/01/42	56	60	(h)
UnitedHealth Group Inc.
2.88%	03/15/23	137	137
Vail Resorts Inc.
6.50%	05/01/19	107	115	(h)
Ventas Realty LP (REIT)
2.70%	04/01/20	78	78

Verizon Communications Inc.
2.45%	11/01/22	34	32
3.85%	11/01/42	54	47
Viacom Inc.
2.50%	12/15/16	88	92	(h)
Viasystems Inc.
7.88%	05/01/19	73	76	(b)
Visteon Corp.
6.75%	04/15/19	67	72
Weatherford International Inc.
6.35%	06/15/17	37	42
Weatherford International Ltd.
4.50%	04/15/22	61	63	(h)
5.95%	04/15/42	56	58	(h)
6.75%	09/15/40	19	21
Weingarten Realty Investors (REIT)
3.50%	04/15/23	47	47
WellPoint Inc.
1.88%	01/15/18	48	49
3.70%	08/15/21	19	20
Wells Fargo & Co.
3.45%	02/13/23	92	93
Windstream Corp.
6.38%	08/01/23	73	72	(b)
Woodside Finance Ltd.
4.50%	11/10/14	131	138	(b,h)
WPP Finance 2010
5.13%	09/07/42	23	23
WPX Energy Inc.
5.25%	01/15/17	75	79
Xstrata Finance Canada Ltd.
2.45%	10/25/17	93	94	(b)
4.00%	10/25/22	38	38	(b)
5.80%	11/15/16	64	72	(b,h)
Zoetis Inc.
1.15%	02/01/16	38	38	(b)
1.88%	02/01/18	39	39	(b)
3.25%	02/01/23	39	40	(b)
			23,718

Non-Agency Collateralized Mortgage Obligations—1.6%
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	30	34
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	60	66
Banc of America Commercial Mortgage Trust 2007-4
5.75%	02/10/51	25	29	(h)
Banc of America Commercial Mortgage Trust 2008-1
6.19%	02/10/51	240	288	(h)
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.19%	09/10/47	80	88
5.20%	11/10/42	70	75
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	80	85	(h)
5.40%	03/11/39	16	16	(h)
5.58%	04/12/38	80	89	(h)
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22
5.58%	04/12/38	40	44

Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17
5.89%	06/11/50	55	63
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18
6.09%	06/11/50	80	91
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	40	40
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	40	43
COMM 2006-C8 Mortgage Trust
5.35%	12/10/46	100	112
Commercial Mortgage Pass-Through Certificates Series 2006-C5
5.34%	12/15/39	40	44
Commercial Mortgage Trust 2007-GG9
5.48%	03/10/39	80	87
Credit Suisse First Boston Mortgage Securities Corp.
5.29%	10/25/35	31	1
CSMC Mortgage-Backed Trust Series 2006-1
5.43%	02/25/36	6	—	**
GS Mortgage Securities Corp. II
2.80%	11/08/29	40	40	(b,i)
3.00%	08/10/44	80	85	(h)
5.31%	08/10/44	30	35	(b)
GS Mortgage Securities Trust 2006-GG8
5.59%	11/10/39	140	158
JP Morgan Chase Commercial Mortgage Securities Corp.
4.27%	06/15/45	100	109
4.43%	12/15/47	40	39	(b,i)
5.04%	03/15/46	40	43
5.44%	06/12/47	100	113
5.79%	02/12/51	155	180	(h)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11
5.81%	06/15/49	150	172
LB Commercial Mortgage Trust 2007-C3
5.86%	07/15/44	80	92
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	50	54
5.16%	02/15/31	80	88	(h)
5.87%	06/15/38	30	34
24.25%	12/15/39	505	5	(b,d)
MASTR Alternative Loans Trust
5.00%	08/25/18	14	1	(g,h,n)
Merrill Lynch
5.49%	07/12/46	30	28
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	110	123
Morgan Stanley Bank of America Merrill Lynch Trust
4.17%	12/15/48	50	45	(b)
Morgan Stanley Capital I Trust 2005-TOP17
4.84%	12/13/41	110	114
Morgan Stanley Capital I Trust 2006-IQ11
5.68%	10/15/42	40	36	(h)
Morgan Stanley Capital I Trust 2006-TOP21
5.16%	10/12/52	100	110	(h)
5.27%	10/12/52	55	60
Morgan Stanley Capital I Trust 2006-TOP23
5.82%	08/12/41	30	34	(h)
Morgan Stanley Capital I Trust 2007-IQ16
6.09%	12/12/49	80	93

Morgan Stanley Capital I Trust 2008-TOP29
6.28%	01/11/43	50	59	(h)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	80	89	(h)
Wachovia Bank Commercial Mortgage Trust Series 2006-C28
5.60%	10/15/48	110	123
Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.34%	11/15/48	90	101
Wells Fargo Commercial Mortgage Trust
4.69%	10/15/45	20	21
WFRBS Commercial Mortgage Trust 2011-C4
5.25%	06/15/44	40	42	(b)
			3,621

Sovereign Bonds—0.6%
Banco Nacional de Desenvolvimento Economico e Social
5.50%	07/12/20	100	113	(b,h)
6.37%	06/16/18	100	116
Gabonese Republic
8.20%	12/12/17	200	242
Government of Argentine
2.50%	12/31/38	—	—	**(j)
Government of Chile
3.63%	10/30/42	27	25
Government of Dominican Republic
7.50%	05/06/21	100	112	(b,h)
Government of El Salvador
7.65%	06/15/35	20	23	(b,h)
Government of Hungary
4.13%	02/19/18	30	29
4.75%	02/03/15	10	10
6.25%	01/29/20	39	40	(h)
7.63%	03/29/41	2	2	(h)
Government of Lebanon
4.00%	12/31/17	4	4
5.15%	11/12/18	14	14
6.10%	10/04/22	14	14
Government of Mexico
4.75%	03/08/44	56	58	(h)
5.75%	10/12/49	14	15	(h)
Government of Panama
6.70%	01/26/36	11	15	(h)
Government of Peru
6.55%	03/14/37	39	53	(h)
Government of Philippines
6.38%	01/15/32	100	129	(h)
Government of Poland
3.00%	03/17/23	11	11
5.00%	03/23/22	40	46
5.13%	04/21/21	15	17	(h)
6.38%	07/15/19	7	9
Government of Romania
4.38%	08/22/23	22	22	(b)
6.75%	02/07/22	28	33	(b,h)
Government of Turkey
6.88%	03/17/36	14	17
Government of Uruguay
6.88%	09/28/25	32	42

Government of Vietnam
1.26%	03/12/16	4	4	(i)
Russian Foreign Bond - Eurobond
7.50%	03/31/30	10	13	(j)
			1,228

Municipal Bonds and Notes—0.2%
American Municipal Power Inc.
6.27%	02/15/50	50	60
Municipal Electric Authority of Georgia
6.64%	04/01/57	54	64	(h)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15	17	(h)
Port Authority of New York & New Jersey
4.46%	10/01/62	95	95
South Carolina State Public Service Authority
6.45%	01/01/50	40	52	(h)
State of California
5.70%	11/01/21	55	67	(h)
			355

FNMA—0.0%*
Lehman TBA
5.50%	TBA	60	—	**(c,l,o)

Total Bonds and Notes
(Cost $64,003)			65,138

		Number of Shares

Exchange Traded Funds—4.2%
Financial Select Sector SPDR Fund		11,020	201	(m)
Industrial Select Sector SPDR Fund		19,022	794	(m)
Vanguard MSCI Emerging Markets ETF		191,813	8,227

Total Exchange Traded Funds
(Cost $8,956)			9,222

Total Investments in Securities
(Cost $175,712)			197,883

Short-Term Investments—15.2%
GE Institutional Money Market Fund - Investment Class
0.04%
(Cost $33,545)			33,545	(d,k)

Total Investments
(Cost $209,257)			231,428

Liabilities in Excess of Other Assets, net—(5.1)%			(11,309)

NET ASSETS —100.0%			$220,119

Other Information

The Fund had the following long futures contracts open at March 31, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index Futures	June 2013	5	$164	$(6)
FTSE 100 Index Futures	June 2013	4	386	(5)
S&P Midcap 400 Index Futures	June 2013	63	7,251	136
S&P 500 Emini Index Futures	June 2013	31	2,422	28
Topix Index Futures	June 2013	3	331	15
2 Yr. U.S. Treasury Notes Futures	June 2013	38	8,377	— **
5 Yr. U.S. Treasury Notes Futures	June 2013	32	3,970	3

				$171

The Fund had the following short futures contracts open at March 31, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	June 2013	(31)	$(4,885)	$10
10 Yr. U.S. Treasury Notes Futures	June 2013	(49)	(6,467)	(27)

				$(17)

				$154

The Fund was invested in the following countries at March 31, 2013:

Country	Percentage (based on Fair Value)
United States	78.99%
United Kingdom	4.47%
Japan	3.75%
Germany	2.17%
Switzerland	1.93%
France	1.75%
Sweden	0.86%
Canada	0.64%
Netherlands	0.57%
China	0.57%
Australia	0.54%
South Korea	0.41%
Hong Kong	0.39%
Italy	0.39%
Brazil	0.33%
Taiwan	0.29%
Russian Federation	0.29%
Philippines	0.22%
Norway	0.21%
Supranational	0.18%
Belgium	0.17%
Mexico	0.17%
India	0.13%
Gabon	0.10%
Indonesia	0.05%
Thailand	0.05%
Dominican Republic	0.05%

Trinidad and Tobago	0.04%
Poland	0.04%
Hungary	0.04%
Chile	0.03%
Panama	0.03%
Israel	0.03%
Romania	0.02%
Peru	0.02%
Colombia	0.02%
Uruguay	0.02%
Lebanon	0.01%
Singapore	0.01%
El Salvador	0.01%
Turkey	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2013:

Industry	Domestic	Foreign	Total
Exchange Traded Funds	3.98%	0.00%	3.98%
Pharmaceuticals	2.00%	1.50%	3.50%
Diversified Financial Services	1.41%	1.25%	2.66%
Communications Equipment	2.02%	0.26%	2.28%
Integrated Oil & Gas	1.25%	0.79%	2.04%
Internet Software & Services	0.97%	0.47%	1.44%
Systems Software	1.42%	0.00%	1.42%
Soft Drinks	1.32%	0.00%	1.32%
Oil & Gas Equipment & Services	1.09%	0.21%	1.30%
Healthcare Equipment	1.24%	0.00%	1.24%
Asset Management & Custody Banks	1.23%	0.00%	1.23%
Computer Hardware	1.15%	0.00%	1.15%
Packaged Foods & Meats	0.56%	0.59%	1.15%
Industrial Machinery	0.58%	0.57%	1.15%
Semiconductors	0.57%	0.55%	1.12%
Biotechnology	0.94%	0.18%	1.12%
Aerospace & Defense	0.70%	0.39%	1.09%
Data Processing & Outsourced Services	1.05%	0.00%	1.05%
Cable & Satellite	1.04%	0.00%	1.04%
Life & Health Insurance	0.19%	0.76%	0.95%
Automobile Manufacturers	0.15%	0.73%	0.88%
Air Freight & Logistics	0.86%	0.00%	0.86%
Fertilizers & Agricultural Chemicals	0.43%	0.40%	0.83%
Household Products	0.39%	0.44%	0.83%
Home Improvement Retail	0.81%	0.00%	0.81%
Property & Casualty Insurance	0.53%	0.27%	0.80%
Oil & Gas Exploration & Production	0.79%	0.00%	0.79%
Healthcare Services	0.55%	0.22%	0.77%
Diversified Banks	0.00%	0.67%	0.67%
Multi-Line Insurance	0.31%	0.34%	0.65%
Application Software	0.27%	0.36%	0.63%
Specialized Finance	0.62%	0.00%	0.62%
Construction & Farm Machinery & Heavy Trucks	0.42%	0.20%	0.62%
Wireless Telecommunication Services	0.00%	0.55%	0.55%
IT Consulting & Other Services	0.48%	0.07%	0.55%
Specialized REITs	0.53%	0.00%	0.53%
Apparel, Accessories & Luxury Goods	0.00%	0.52%	0.52%
Industrial Gases	0.12%	0.40%	0.52%
Distillers & Vintners	0.00%	0.51%	0.51%
Broadcasting	0.49%	0.00%	0.49%

Movies & Entertainment	0.48%	0.00%	0.48%
Advertising	0.26%	0.22%	0.48%
Integrated Telecommunication Services	0.44%	0.00%	0.44%
Diversified Metals & Mining	0.00%	0.43%	0.43%
Consumer Finance	0.42%	0.00%	0.42%
Healthcare Supplies	0.18%	0.22%	0.40%
Computer Storage & Peripherals	0.40%	0.00%	0.40%
Regional Banks	0.25%	0.14%	0.39%
Multi-Utilities	0.16%	0.22%	0.38%
Diversified Real Estate Activities	0.00%	0.38%	0.38%
Railroads	0.37%	0.00%	0.37%
Electric Utilities	0.31%	0.05%	0.36%
Tires & Rubber	0.00%	0.34%	0.34%
Electrical Components & Equipment	0.29%	0.04%	0.33%
Investment Banking & Brokerage	0.32%	0.00%	0.32%
Life Sciences Tools & Services	0.31%	0.00%	0.31%
Diversified Support Services	0.00%	0.30%	0.30%
Tobacco	0.30%	0.00%	0.30%
Specialty Stores	0.28%	0.00%	0.28%
Construction Materials	0.00%	0.28%	0.28%
Restaurants	0.26%	0.00%	0.26%
Research & Consulting Services	0.07%	0.18%	0.25%
Commodity Chemicals	0.24%	0.00%	0.24%
Diversified Chemicals	0.23%	0.00%	0.23%
Agricultural Products	0.23%	0.00%	0.23%
Independent Power Producers & Energy Traders	0.22%	0.00%	0.22%
Casinos & Gaming	0.21%	0.00%	0.21%
Drug Retail	0.19%	0.00%	0.19%
Internet Retail	0.19%	0.00%	0.19%
Building Products	0.00%	0.18%	0.18%
Human Resource & Employment Services	0.00%	0.18%	0.18%
Brewers	0.00%	0.17%	0.17%
Diversified Capital Markets	0.00%	0.16%	0.16%
Electronic Equipment & Instruments	0.00%	0.15%	0.15%
Department Stores	0.13%	0.00%	0.13%
Healthcare Distributors	0.13%	0.00%	0.13%
Retail REITs	0.13%	0.00%	0.13%
General Merchandise Stores	0.12%	0.00%	0.12%
Distributors	0.11%	0.00%	0.11%
Managed Healthcare	0.11%	0.00%	0.11%
Steel	0.10%	0.00%	0.10%
Industrial Conglomerates	0.00%	0.10%	0.10%
Heavy Electrical Equipment	0.00%	0.10%	0.10%
Construction & Engineering	0.00%	0.09%	0.09%
Automotive Retail	0.08%	0.00%	0.08%
Water Utilities	0.08%	0.00%	0.08%
Trading Companies & Distributors	0.00%	0.07%	0.07%
Electronic Components	0.00%	0.07%	0.07%
Home Building	0.03%	0.00%	0.03%

			57.36%

Sector	Percentage (based on Fair Value)
Corporate Notes	10.25%
Agency Mortgage Backed	8.27%
U.S. Treasuries	7.07%
Non-Agency Collateralized Mortgage Obligations	1.57%
Sovereign Bonds	0.53%
Agency Collateralized Mortgage Obligations	0.30%
Tax-Exempt Security - classify as per state code	0.15%
Asset Backed	0.01%

28.15%

Short-Term Investments
Short-Term Investments	14.49%

100.00%

Notes to Schedules of Investments (dollars in thousands)—March 31, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to $6,701 or 3.04% of the net assets of the Elfun Diversified Fund respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Funds custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At March 30, 2013, all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or Floating rate security. The stated rate represents the rate at March 31, 2013.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund.

(l)	Securities in default.

(m)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Funds custodian and accounting agent.

(n)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(o)	Security is fair valued by the valuation committee, in accordance with the procedures approved by the Board of Trustee’s.

†	Percentages are based on net assets as of March 31, 2013.
††	Security traded on different exchanges.
*	Less than 0.05%
**	Amount is less than $500.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be Announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other fund with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2013:

(Dollars in thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Diversified Fund	Investments in Securities †
	Domestic Equity	$83,567	$—	$—	$83,567
	Foreign Equity	39,456	—	—	39,456
	U.S. Treasuries	—	16,364	—	16,364
	Agency Mortgage Backed	—	19,135	—	19,135
	Agency CMOs	—	687	—	687
	Asset Backed	—	30	—	30
	Corporate Notes	—	23,718	—	23,718
	Non-Agency CMOs	—	3,621	—	3,621
	Sovereign Bonds	—	1,228	—	1,228
	Municipal Notes and Bonds	—	355	—	355
	Exchange Traded Funds	9,222	—	—	9,222
	Preferred Stock	500	—	—	500
	Short-Term Investments	33,545	—	—	33,545

	Total Investments in Securities	$166,290	$65,138	$—	$231,428

	Other Financial Instruments *
	Futures Contracts—Unrealized Appreciation	$192	$—	$—	$192
	Futures Contracts—Unrealized Depreciation	(38)	—	—	(38)

	Total Other Financial Instruments	$154	$—	$—	$154

†	See Schedule of Investments for Industry Classification
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

The Elfun Diversified Fund utilized the fair value pricing service on December 31, 2012 due to events occurring after the close of foreign local markets and before the close of regular trading on the NYSE. This resulted in certain foreign securities being classified as Level 2 at the beginning of the period which were classified as Level 1 at March 31, 2012. The value of securities that were transferred to Level 1 from Level 2 as a result was $34,841.

There were no other transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2013, information on the tax cost of investments was as follows (Dollars in thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
Elfun Diversified Fund	$210,801	$24,014	$(3,387)	$20,627

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2013

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: May 24, 2013